Provision For Environmental Remediation - Schedule of Provision for Environment Remediation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Environment Remediation [Abstract]
Opening balance
Environmental remediation – First Guayabales Option	1,857,509
Fair value adjustment – Environmental remediation	(268,138)
Balance, end of period	1,589,371
Current portion	(652,131)
Long-term portion	$ 937,240